Short-Term Bank Loans (Details) ¥ in Millions	1 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 16, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 16, 2021 CNY (¥)	Mar. 18, 2021 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Borrowing amount	$ 1,575,000		$ 1,260,000			¥ 10		¥ 8
Loan term	1 year		1 year
Maturity date	Jun. 30, 2022	Jun. 15, 2022	Mar. 17, 2022
Fixed interest rate	4.50%	4.81%	4.81%			4.50%	4.81%	4.81%
Interest expense				$ 103,765	$ 65,775
LRC Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Borrowing amount		$ 1,575,000					¥ 10
Loan term		1 year